Short-Term Investments - Summary of Short-Term Investments (Parenthetical) (Detail) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Short Term Investments [Line Items]
Short-term investments	R$ 2,570,204	R$ 1,025,845
Average rate of remuneration for Certificate of Bank Deposits	103.80%	106.90%
Crer Para Ver [Member]
Short Term Investments [Line Items]
Short-term investments	R$ 35,423	R$ 38,018